Employee Severance and Termination Costs (Tables)	12 Months Ended
Dec. 31, 2011
Employee Severance and Termination Costs [Abstract]
Employee severance and other termination costs incurred by reportable segment

	Year Ended December 31,
	2011	2010
	(in millions)
Reportable Segment
Electronic Systems	$15	$11
C3 ISR	1	3
AM&M	3	3
NSS	1	—

Consolidated	$20	$17